Additional Information Regarding Share Option Outstanding (Detail) (Employee Stock Option, USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	3,241,511
Option Outstanding weighted-Average Remaining Life (Years)	8 years 11 days
Weighted-Average Exercise Price Per Share	$ 18.67
$0.01-$5.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Strike price, minimum	$ 0.01
Strike price, maximum	$ 5.00
$5.00-$12.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Strike price, minimum	$ 5.00
Strike price, maximum	$ 12.00
Number of Options Outstanding	113,161
Option Outstanding weighted-Average Remaining Life (Years)	4 years 5 months 9 days
Weighted-Average Exercise Price Per Share	$ 7.78
$12.00-$20.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Strike price, minimum	$ 12.00
Strike price, maximum	$ 20.00
Number of Options Outstanding	2,355,021
Option Outstanding weighted-Average Remaining Life (Years)	8 years 3 months 4 days
Weighted-Average Exercise Price Per Share	$ 17.30
$20.00-$25.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Strike price, minimum	$ 20.00
Strike price, maximum	$ 25.72
Number of Options Outstanding	773,329
Option Outstanding weighted-Average Remaining Life (Years)	7 years 10 months 10 days
Weighted-Average Exercise Price Per Share	$ 24.41